SEGMENT INFORMATION - Revenue and FFO (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Total revenue	$ 1,802	$ 2,423	$ 3,551	$ 4,743
FFO	(144)	(133)	(257)	(255)
Office
Disclosure of operating segments [line items]
Total revenue	445	499	920	983
FFO	(33)	6	(18)	(6)
Retail
Disclosure of operating segments [line items]
Total revenue	364	376	730	771
FFO	89	65	168	171
LP Investments
Disclosure of operating segments [line items]
Total revenue	958	1,486	1,829	2,874
FFO	11	(10)	21	(28)
Corporate
Disclosure of operating segments [line items]
Total revenue	35	62	72	115
FFO	$ (211)	$ (194)	$ (428)	$ (392)